Note 5 - Note Payable (Details)						1 Months Ended												2 Months Ended	3 Months Ended			12 Months Ended
	Jul. 15, 2015 USD ($)	Apr. 06, 2015 USD ($)	Mar. 16, 2015 USD ($)	Feb. 19, 2015 USD ($)	Oct. 01, 2014 USD ($)	May. 31, 2015 $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 23, 2014 $ / shares shares	Jun. 30, 2014 USD ($)	Feb. 28, 2014 USD ($)	Jan. 31, 2014 USD ($)	Nov. 30, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jul. 31, 2013 USD ($)	May. 31, 2013 USD ($)	Feb. 28, 2013 USD ($)	Apr. 30, 2012 USD ($) $ / shares shares	Apr. 06, 2015	Dec. 31, 2014 USD ($) $ / shares shares		Sep. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares		Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($) shares	Feb. 28, 2015 $ / shares shares	Nov. 30, 2014 $ / shares shares
Note 5 - Note Payable (Details) [Line Items]
Notes Payable, Current																			$ 2,500,000	[1]		$ 2,500,000	[1]	$ 1,463,000	$ 5,000,000
Warrant Term								5 years											5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares								940,189											382,000			382,000			2,864,823	605,556	382,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares								$ 0.53											$ 0.53			$ 0.53				$ 0.50	$ 0.53
Accrued Loan Balloon Payment																								76,000
Accrued Debt Restructuring Costs																								27,000
Long-term Debt																			$ 2,770,000			$ 2,770,000			$ 5,446,000
September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount							$ 5,000,000														$ 5,000,000
Notes Payable, Current																			2,500,000			2,500,000			$ 5,000,000
Warrant Term						10 years	10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares						25,000	471,698														471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 0.37	$ 0.53														$ 0.53
Loans Payable [Member]
Note 5 - Note Payable (Details) [Line Items]
Repayments of Debt					$ 1,631,000
April 2012 Warrants [Member]
Note 5 - Note Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																	73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																	$ 0.61
First Tranche [Member] | September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Proceeds from Loans					$ 2,500,000
Debt Instrument, Repayment of Principal and Interest, Number of Installments					30
Debt Instrument, Interest Rate, Stated Percentage					5.25%
Second Tranche [Member] | September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount							$ 1,500,000														$ 1,500,000
Proceeds from Loans		$ 500,000	$ 500,000	$ 500,000
Debt Instrument, Repayment of Principal and Interest, Number of Installments																		30
Debt Instrument, Interest Rate, Stated Percentage		5.00%	5.06%	5.00%														5.00%
Third Tranche [Member] | September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Proceeds from Loans	$ 1,000,000
Debt Instrument, Repayment of Principal and Interest, Number of Installments	30
Debt Instrument, Interest Rate, Stated Percentage																									6.56%
April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount																	$ 2,135,159
Debt Instrument, Repayment of Principal and Interest, Number of Installments																	30
Debt Instrument, Interest Rate, Stated Percentage																	9.50%
Notes Payable, Current																			0			0		1,463,000
Additional Percentage of Principal Owed Upon Final Payment																	4.00%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	$ 85,000
Accrued Loan Balloon Payment																			0			0		76,000
Debt Instrument, Restructuring Fee												$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 15,000					47,500
Contingent Equity Event Proceeds												7,000,000		10,000,000
Accrued Debt Restructuring Costs																			0			0		27,000
April 2012 Term Loan [Member] | Related to Final Payment [Member]
Note 5 - Note Payable (Details) [Line Items]
Interest Expense, Debt																						9,000		35,000
April 2012 Term Loan [Member] | Bridge Loans on or before September, 2013 [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds															$ 500,000
April 2012 Term Loan [Member] | Bridge Loans on or before August 28, 2103 [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds													500,000	$ 500,000
April 2012 Term Loan [Member] | Bridge Loans on or before October 28, 2013 [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds													$ 500,000
April 2012 Term Loan [Member] | Bridge Loan on or before December 27, 2013 [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds												$ 500,000
April 2012 Term Loan [Member] | Bridge Loans on or before February 25, 2014 [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds											$ 500,000
April 2012 Term Loan [Member] | Bridge Loans on or before April 25, 2014 [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds										$ 500,000
April 2012 Term Loan [Member] | Related to the Restructuring Payment [Member]
Note 5 - Note Payable (Details) [Line Items]
Interest Expense, Debt																						20,000
Debt Instrument, Restructuring Fee																								$ 27,000
September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount							$ 5,000,000														$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage							5.25%														5.25%
Warrant Term							10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares							471,698														471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares							$ 0.53														$ 0.53
Long-term Debt																			$ 2,500,000			$ 2,500,000
September 2014 Term Loan [Member] | First Tranche [Member]
Note 5 - Note Payable (Details) [Line Items]
Repayments of Debt					$ 1,631,000
Proceeds from Issuance of Debt					$ 2,500,000
Minimum [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Restructuring Fee									$ 5,000	5,000	5,000
Minimum [Member] | April 2012 Term Loan [Member] | Bridge Loans on or before April 30, 2013 [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds																500,000
Maximum [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Restructuring Fee									$ 15,000	20,000	$ 15,000
Maximum [Member] | April 2012 Term Loan [Member] | Bridge Loans on or before April 30, 2013 [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds																$ 1,500,000
Maximum [Member] | April 2012 Term Loan [Member] | Amendment to the January 2014 Amendment [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Restructuring Fee										$ 5,000

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.